Accounts Receivable, Net	12 Months Ended
Dec. 31, 2023
Accounts Receivable, Net [Abstract]
Accounts receivable, net

Note 4 — Accounts receivable, net

Accounts receivable, net, consists of the following:

	As of December 31,
	2023	2022

Accounts receivable	$28,620,423	$21,895,260
Less: Allowance for credit losses	(7,133,370)	(7,080,677)
Total accounts receivable, net	$21,487,053	$14,814,583

Unbilled accounts receivable included in accounts receivable above amounted to $10,030,721 and $10,027,584 as of December 31, 2023 and 2022, respectively. The unbilled accounts receivables as of December 31, 2023 are expected to be billed within one year and collected over one year. The billed accounts receivable is expected to be collected within one year.

As of April 24, 2024, approximately $1.6 million (or 5.6%) of total accounts receivable as of December 31, 2023 was collected. It represented 7.6% of billed accounts receivable balance and 2.0% of unbilled accounts receivable balance as of December 31, 2023 were subsequently collected, respectively.

Movement of allowance for credit losses is as follows:

	As of December 31,
	2023	2022	2021

Beginning balance	$7,080,677	$2,607,600	$1,581,142
Provision for credit losses	256,834	4,783,518	1,011,760
Written-off	(6,214)	-	(34,879)
Foreign currency translation adjustments	(197,927)	(310,441)	49,577
Ending balance	$7,133,370	$7,080,677	$2,607,600